Average Annual Total Returns - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth and Income Portfolio	Apr. 29, 2023
VIP Growth and Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(5.01%)
Past 5 years	8.77%
Past 10 years	11.49%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%